STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	$ 22,088,000	$ 15,578,000	$ 13,034,000
Less: Discontinued operations	(1,003,000)	(1,310,000)	(1,181,000)
Continuing operations	21,085,000	14,268,000	11,853,000
Rowan Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	4,500,000
Number of shares available for future grant (in shares)	1,812,587
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Unrecognized compensation cost related to all nonvested share-based compensation arrangements	22,200,000
Compensation expense over a remaining weighted-average period (in years)	1.8
Restricted Stock [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Grant vesting term	One-third annually or cliff vest at the end of a two or three year service.
Service period (in years)	3Y
Restricted Stock - Minority [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Service period, minimum (in years)	2Y
Service period, maximum (in years)	3Y
Restricted Stock Units (RSUs) [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Service period (in years)	1Y
Performance-Based Awards [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	124,000	(718,000)	1,467,000
Stock Appreciation Rights (SARs) [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	5,813,000	2,678,000	855,000
Grant vesting term	one-third annually
Service period (in years)	3Y
Stock Options [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	239,000	239,000	378,000
Grant vesting term	one-third or one-quarter annually
Service period, minimum (in years)	3Y
Service period, maximum (in years)	4Y
Restricted Stock and Units [Member]
Compensation cost charged to expense under all stock-based incentive awards [Abstract]
Compensation cost charged to expense	$ 15,912,000	$ 13,379,000	$ 10,334,000